CONSOLIDATED STATEMENT OF CASH FLOW - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of cash receipts from operating activities:
Proceeds from the sale of interests in joint Ventures		$ 3,293,803,868	$ 3,138,938,727	$ 2,330,736,906
Other proceeds from operating activities		42,084,964	29,473,825	28,546,743
Classes of cash payments from operating activities:
Payments of operating activities		(2,450,621,483)	(2,048,281,794)	(1,469,361,333)
Payments of salaries		(362,357,568)	(306,253,056)	(248,429,890)
Other payments for operating activities		(397,670,139)	(424,596,756)	(312,075,275)
Cash flow from operations		125,239,642	389,280,946	329,417,151
Dividends received		3,377,750	1,841,000	656,445
Interest paid		(47,102,233)	(28,984,610)	(21,975,481)
Interest received		22,867,199	14,282,579	2,106,264
Income tax paid		(66,276,733)	(78,971,520)	(43,031,710)
Other cash movements		7,831,528	(4,092,822)	13,496,844
Net cash inflow from operating activities		45,937,153	293,355,573	280,669,513
Cash flows from investing activities
Cash flows used to obtain control of subsidiaries or other businesses		0	0	(1,028,076)
Charges to related entities		30,021	31,495	29,702
Proceeds from the sale of interests in joint ventures	[1]	0	0	1,273,947
Other payments to acquire interests in joint Ventures and associates		(36,465,915)	(5,791,718)	(19,287,372)
Proceeds from sales of property, plan and equipment		3,582,588	147,274	392,213
Purchase of property, plant and equipment		(188,669,637)	(169,667,429)	(117,013,658)
Purchases of intangibles assets		(14,933,853)	(2,186,553)	(5,773,071)
Other cash movements		0	(1,525,602)	861,168
Net cash (outflow) from investing activities		(236,456,796)	(178,992,533)	(140,545,147)
Cash flows from financing activities
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control		(438,105)	(12,207,458)	(86,912)
Proceeds from long-term loans and bonds		736,278,842	92,951,539	196,786,489
Proceeds from short-term loans and bonds		46,843,478	7,274,374	72,550,018
Total proceeds from loans and bonds		783,122,320	100,225,913	269,336,507
Loan from related entities		0	25,616	10,000
Loan and bonds payments		(79,351,110)	(46,050,971)	(95,956,307)
Proceeds from capital contribution		1,648,121	0	0
Payments of lease liabilities		(9,663,757)	(7,630,800)	(6,857,420)
Payments of loan from related parties		(25,000)	0	(10,000)
Dividends paid		(158,320,848)	(274,136,472)	(102,135,646)
Other cash movements		130,322	6,130,317	449,333
Net cash (outflow) inflow from financing activities		537,101,943	(233,643,855)	64,749,555
Net (decrease) increase in cash and cash equivalents		346,582,300	(119,280,815)	204,873,921
Effects of exchange rate changes on cash and cash equivalents		(15,068,750)	(11,540,076)	(4,854,129)
Increase (decrease) in cash and cash equivalents		331,513,550	(130,820,891)	200,019,792
Cash and cash equivalents at beginning of the year		265,568,125	396,389,016	196,369,224
Cash and cash equivalents at end of the year		$ 597,081,675	$ 265,568,125	$ 396,389,016

[1]	Includes income from the sale of Bauza.